MICHAEL J. MURPHY ATTORNEY AT LAW +1 (312) 609-7738 mmurphy@vedderprice.com

June 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”)
File Nos. 33-68666 and 811-8004

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated June 22, 2012 and Statement of Additional Information dated June 22, 2012 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 142 (the “Amendment”), which was filed on June 22, 2012, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-12-280334).

Please do not hesitate to contact the undersigned at (312) 609-7738 if you have any questions regarding this certification.

Sincerely,

/s/Michael J. Murphy

Michael J. Murphy

MJM